Savings Plans	12 Months Ended
Apr. 30, 2011
Savings Plans [Abstract]
Savings Plans
NOTE I: SAVINGS PLANS
ESOP: The Company sponsors an Employee Stock Ownership Plan and Trust (“ESOP”) for certain domestic, nonrepresented employees. The Company has entered into loan agreements with the Trustee of the ESOP for purchases by the ESOP of the Company’s common shares in amounts not to exceed a total of 1,134,120 unallocated common shares of the Company at any one time. These shares are to be allocated to participants over a period of not less than 20 years.
ESOP loans bear interest at one-half percentage point over prime, are secured by the unallocated shares of the plan, and are payable as a condition of allocating shares to participants. Interest expense incurred on ESOP debt was $127, $115, and $261 in 2011, 2010, and 2009, respectively. A contribution to the plan, representing compensation expense, is made annually in the amount sufficient to fund ESOP debt repayment and was $614 in 2009. Due to the payment by the Company of a $5.00 per share one-time special dividend in 2009, no contribution was necessary in 2011 or 2010 to fund ESOP debt repayment. Dividends on unallocated shares are used to reduce expense and were $262, $281, and $1,461 in 2011, 2010, and 2009, respectively. The principal payments received from the ESOP in 2011, 2010, and 2009 were $735, $761, and $649, respectively.
Dividends on allocated shares are credited to participant accounts and are used to purchase additional common shares for participant accounts. Dividends on allocated and unallocated shares are charged to retained income by the Company.
As permitted by FASB ASC 718, Compensation — Retirement Benefits, the Company will continue to recognize future compensation using the cost basis as all shares currently held by the ESOP were acquired prior to 1993. At April 30, 2011, the ESOP held 155,986 unallocated and 856,318 allocated shares. All shares held by the ESOP were considered outstanding in earnings per share calculations for all periods presented.
Defined Contribution Plans: The Company offers employee savings plans for domestic and Canadian employees. The Company’s contributions under these plans are based on a specified percentage of employee contributions. Charges to operations for these plans in 2011, 2010, and 2009 were $16,440, $15,625, and $10,900, respectively.